ACCUMULATED OTHER COMPREHENSIVE INCOME - Additional Information - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest rate swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized loss	$ (348)	$ 621
Re-couponed swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of gain	$ 1,377